Subsequent Events	12 Months Ended
Dec. 31, 2018
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Subsequent Events
27)	SUBSEQUENT EVENTS

On February 20, 2019, CEMEX announced that it has signed an agreement for the sale of assets in the Baltics and Nordics to the German building materials group SCHWENK, for €340. The Baltic assets divested consist of one cement production plant in Broceni, four aggregates quarries, two cement quarries, six ready-mix concrete plants, one marine terminal and one land distribution terminal in Latvia. The assets divested also include CEMEX’s 38% indirect interest in one cement production plant in Akmene in Lithuania. In addition, the exports business to Estonia is also included as part of the divestment. The Nordic assets divested consist of three import terminals in Finland, four import terminals in Norway and four import terminals in Sweden. The proceeds obtained from this divestment will be used mainly for debt reduction and for general corporate purposes.

On March 12, 2019, CEMEX announced the pricing of €400 of its 3.125% Senior Secured Notes due 2026 denominated in Euros. These notes will bear interest at an annual rate of 3.125% and mature on March 19, 2026. The Notes were issued at a price of 100% of face value and will become callable commencing on March 19, 2022. The closing of the offering was on March 19, 2019, once CEMEX complied with the satisfaction of customary closing conditions. CEMEX intends to use the net proceeds from the offering of the Notes for general corporate purposes, including to repay other indebtedness, all in accordance with CEMEX’s facilities agreement, dated as of July 19, 2017 (the “2017 Credit Agreement”), entered into with several financial institutions. The Notes will share in the collateral pledged for the benefit of the lenders under the 2017 Credit Agreement and other secured obligations having the benefit of such collateral, and are guaranteed by CEMEX México, S.A. de C.V., CEMEX Concretos, S.A. de C.V., Empresas Tolteca de México, S.A. de C.V., New Sunward Holding B.V., CEMEX España, S.A., Cemex Asia B.V., CEMEX Corp., CEMEX Finance LLC, Cemex Africa & Middle East Investments B.V., CEMEX France Gestion (S.A.S.), Cemex Research Group AG and CEMEX UK.

On March 14, 2019, CEMEX informed the Mexican Stock Exchange (Bolsa Mexicana de Valores) that it informed the Irish Stock Exchange that it has issued a notice of partial redemption with respect to 4.375% Senior Secured Notes due March 2023 (“March 2023 Notes”). The aggregate principal amount of the Notes to be partially redeemed was €400 of the €550 aggregate principal amount of Notes outstanding. These notes will be redeemed on a pro rata basis and will trade on a pool factor basis following the redemption. The notes were partially redeemed in full on April 15, 2019. On March 29, 2019, CEMEX issued a notice of full redemption of the remaining €150 aggregate principal amount of the March 2023 Notes outstanding on April 30, 2019.

On March 19, 2019, CEMEX, announced that it has reached a binding agreement to sell its aggregates and ready-mix assets in the North and North-West regions of Germany to GP Günter Papenburg AG for €87. CEMEX currently expects to sign a final agreement for the sale of assets during May 2019 and close this divestment during the second quarter of 2019. The assets in Germany being divested consist of 4 aggregates quarries and 4 ready-mix facilities in North Germany, and 9 aggregates quarries and 14 ready-mix facilities in North-West Germany. The proceeds expected to be obtained from this divestment will be used mainly for debt reduction and for general corporate purposes. The closing of this transaction is subject to the satisfaction of standard conditions for this type of transactions, which includes authorization by regulators.

On March 29, 2019, CEMEX announced that it had reached a binding agreement with Çimsa Çimento Sanayi Ve Ticaret A.S., to divest CEMEX’s white cement business, including its Buñol cement plant in Spain, for US$180. The proposed divestment does not include CEMEX’s white cement business in Mexico as well as the investment in Lehigh White Cement Company in the United States. CEMEX currently expects it could sign the final agreement during April 2019 and close this divestment during the second half of 2019.

On March 29, 2019, CEMEX informed that it had successfully closed the previously announced divestment of its assets in the Baltics and Nordics to the German building materials group SCHWENK for €340.

On April 2, 2019, CEMEX announced that it had successfully closed the amendment process under its facilities agreement, dated as of July 19, 2017 the 2017 Credit Agreement, entered into with several financial institutions. As part of this amendment process, CEMEX is extending U.S.$1.1 billion of maturities by 3 years, representing on aggregate 92% of the July 2020 and January 2021 maturities under the 2017 Credit Agreement. With this extension, CEMEX currently does not have any relevant debt maturities until July 2021, aside from its 3.72% subordinated convertible notes maturing on March 2020 with a principal amount of U.S.$521 million. As part of the amendments to the 2017 Credit Agreement, CEMEX is making certain adjustments for the implementation of IFRS 16 – Leases, and the neutralization of any potential effect from such adoption on its consolidated financial leverage ratio. In addition, CEMEX is delaying the scheduled tightening of the consolidated financial leverage ratio limit by one year. Furthermore, CEMEX’s consolidated financial leverage ratio will now be calculated on a net debt basis.

On April 12, 2019, in connection with the Lease Agreement with respect to the Affected Assets (note 24.1), CEMEX Colombia reached a conciliatory agreement with the Attorney General’s Office allowing CEMEX Colombia to operate its Maceo cement plant in the region of Antioquia (the “Maceo Plant”), pursuant to which the signing of a mining operation, the provision of manufacturing services and dispatch and leasing of real estate for cement production (the “New Lease Agreement”) was endorsed. CEMEX Colombia, under the terms of the New Lease Agreement, will lease the land portion of the Affected Assets for a duration of 21 years, which can be extended by another 10 years. The New Lease Agreement will remain in full force and effect regardless of the outcome following the expiration of the property proceeding over the Affected Assets unless the criminal judge grants CEMEX Colombia (and of one of its subsidiaries) the ownership rights related to the Affected Assets. In such case, the New Lease Agreement will be terminated given that CEMEX Colombia and its subsidiary would be the owners of the Affected Assets and the New Lease Agreement would no longer be required to operate and manage them. CEMEX expects that the Maceo Plant will begin operating when the following applications and procedures that are being processed with the competent authorities are positively resolved: (i) the partial discharge of the Maceo Plant from the Integrated Management District (Distrito de Manejo Integrado) of the Alicante River Canyon (Cañón de Rĺo Alicante), (ii) the amendment to the environmental license that allows the production of at least 950,000 metric tons of cement per year, (iii) the land usage amendment to allow for industrial and mining use and (iv) obtaining permits to complete the construction of several sections of the access road to the Maceo Plant. Once these permits are obtained, we expect to complete construction of the access road to the Maceo Plant.

On April 15, 2019, CEMEX redeemed €400 aggregate principal amount of the March 2023 Notes using mainly the proceeds from the issuance of the March 2026 Euro Notes.

As of the date of this annual report on Form 20-F, the Chief Executive Officer of CEMEX, S.A.B. de C.V. has authorized the inclusion of these consolidated financial statements, which were originally approved at CEMEX, S.A.B. de C.V.’s 2018 general ordinary shareholders’ meeting held on March 28, 2019, hereby updated for subsequent events, to be filed with the United States Securities and Exchange Commission.